Commitments and Contingencies		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Commitments and Contingencies
Note 5—Commitments and Contingencies
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed upon consummation of the Proposed Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for
the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the
underwriters a 45-day option from
the final prospectus relating to the Proposed Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.
The underwriters will be entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate (or $6.9 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate (or approximately $12.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management is currently evaluating the impact
of the COVID-19 pandemic on the
industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provided that the Company would not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters
a 45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 4, 2021, the underwriter fully exercised its over-allotment option.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Rigetti Holdings [Member]
Commitments and Contingencies
5.	COMMITMENTS AND CONTINGENCIES
Leases
—The Company leases office spaces under noncancelable operating lease agreements, which expire in 2026. The Company is required to pay property taxes, insurance, and normal maintenance costs for certain of these facilities and will be required to pay any increases over the base year of these expenses on the remainder of the Company’s facilities.
Rent expense for operating leases for the nine months ended October 31, 2021 and 2020, was $1,175,576 and $1,243,906, respectively. The Company also recognized $357,487 in deferred rent as of October 31, 2021 primarily relating to one of its office spaces, and $381,300 in deferred rent as of January 31, 2021 primarily relating to one of its office spaces. Deferred rent was recorded within other liabilities on the Company’s condensed consolidated balance sheets.
Future minimum lease payments under
non-cancelable
operating leases as of October 31, 2021 are as follows:

2022	$1,745,567
2023	745,034
2024	669,457
2025	689,541
2026	235,564

Total minimum future lease payments	$4,085,163

Litigation
—From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of October 31, 2021, and 2020, the Company has not been subject to any pending litigation claims.

7.	COMMITMENTS AND CONTINGENCIES
Leases
—The Company leases office spaces under noncancelable operating lease agreements, which expire in 2026. The Company is required to pay property taxes, insurance, and normal maintenance costs for certain of these facilities and will be required to pay any increases over the base year of these expenses on the remainder of the Company’s facilities.
Rent expense for operating leases for the years ended January 31, 2021 and 2020, was $1,722,040 and $1,451,238, respectively. The Company also recognized $381,300 in deferred rent as of January 31, 2021 primarily relating to one of its office spaces, which was recorded within other liabilities on the Company’s consolidated balance sheets. No deferred rent was recognized as of January 31, 2020.
Future minimum lease payments under
non-cancelable
operating leases as of January 31, 2021 are as follows:

Years Ending January 31,
2022	$1,711,575
2023	1,477,694
2024	656,426
2025	676,118
2026	696,402

Total minimum future lease payments	$5,218,215

Litigation
—From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of January 31, 2021 and 2020, the Company has not been subject to any pending litigation claims.